TRADE RECEIVABLES AND ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Dec. 31, 2014
Trade Receivables and Allowance For Doubtful Accounts [Abstract]
Trade Receivables and Allowance For Doubtful Accounts [Text Block]
NOTE 4 — TRADE RECEIVABLES AND ALLOWANCE FOR DOUBTFUL ACCOUNTS

A.	Trade receivables

	DECEMBER 31,
	2014	2013

Accounts receivables billed	$25,341	$20,190
Accounts receivables unbilled	1,113	2,800
Allowance for doubtful accounts	(605)	(500)
Trade receivables, net	$25,849	$22,490

B.	Allowance for doubtful accounts

	DECEMBER 31,
	2014	2013

Balance at beginning of year	$500	$738
Change of allowance	177	(97)
Write-off	(72)	(141)
Balance at year end	$605	$500